CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income Loss
Net Loss	$ (3,230,222)	$ 720,182	$ (8,338,026)	$ (24,436,566)
Other comprehensive income:
Foreign currency translation gain (loss)	(14,814)	116	137,563	0
Other comprehensive income (loss)	(14,814)	116	137,563	0
COMPREHENSIVE INCOME (LOSS)	$ (3,245,036)	$ 720,298	$ (8,200,463)	$ (24,436,566)